Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

The Company has assessed all events from June 30, 2026, through October 21, 2026 which is the date that these audited consolidated financial statements are available to be issued. There are not any material subsequent events that require disclosure in these consolidated financial statements.